Schedule of other long term liabilities (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Provision for retirement indemnities (Japan & France)	€ 1,016	€ 939
Provision for employee termination indemnities (Italy)	246	219
Provision for warranty costs, less current portion	396	636
Conditional government subsidies, less current portion	341	341
Total	€ 1,999	€ 2,135